SHARE CAPITAL, Common Shares (Details)																																			9 Months Ended	12 Months Ended
	Jun. 30, 2022 CAD ($) shares	May 13, 2022 CAD ($) shares	May 09, 2022 CAD ($) shares	May 09, 2022 USD ($) shares	May 04, 2022 CAD ($) shares	May 04, 2022 USD ($) shares	Feb. 15, 2022 CAD ($) shares	Feb. 15, 2022 USD ($) shares	Jan. 20, 2022 CAD ($) shares	Jan. 20, 2022 USD ($) shares	Jan. 01, 2022 CAD ($) shares	Jan. 01, 2022 USD ($) shares	Dec. 29, 2021 CAD ($) shares	Dec. 29, 2021 USD ($) shares	Dec. 07, 2021 CAD ($) shares	Dec. 07, 2021 USD ($) shares	Nov. 15, 2021 CAD ($) shares	Nov. 15, 2021 USD ($) shares	Sep. 22, 2021 CAD ($) shares	Sep. 22, 2021 USD ($) shares	Sep. 15, 2021 CAD ($) shares	Jun. 02, 2021 CAD ($) shares	May 20, 2021 CAD ($) shares	May 20, 2021 USD ($) shares	Mar. 15, 2021 USD ($) shares	Feb. 17, 2021 CAD ($) shares	Feb. 17, 2021 USD ($) shares	Feb. 02, 2021 CAD ($) shares	Feb. 02, 2021 USD ($) shares	Jan. 15, 2021 USD ($) shares	Jan. 13, 2021 CAD ($) shares	Jan. 13, 2021 USD ($) shares	Jan. 07, 2021 CAD ($) shares	Jan. 07, 2021 USD ($) shares	Sep. 30, 2021 CAD ($) shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($)
Common shares issued [Abstract]
Common shares issued (in shares)																																					100,000
Convertible note (amount)																									$ 367,500					$ 175,000						$ 1,000,813	$ 2,966,838	$ 756,919
Warrant exercises (in shares)																																					657,000
Warrant exercises | $																																					$ 98,550	30,000
Fair value of option exercises (amount) | $																																					9,000	$ 90,000
Asset Acquisition [Member]
Common shares issued [Abstract]
Common shares issued (in shares)	13,473,358
Fair value of common shares issued (amount) | $	$ 269,467
Trucking [Member]
Common shares issued [Abstract]
Common shares issued (in shares)																					13,777,778
Fair value of common shares issued (amount) | $																					$ 1,611,020																$ 1,611,020
In Lieu of Consulting Fees [Member]
Common shares issued [Abstract]
Common shares issued (in shares)	250,000	1,000,000																				833,333								175,000
Fair value of common shares issued (amount) | $	$ 5,000	$ 30,000																				$ 91,667
Stock Options [Member]
Common shares issued [Abstract]
Option exercises (in shares)																																					100,000
Debt Settlement [Member]
Common shares issued [Abstract]
Common shares issued (in shares)			9,850,000	9,850,000	337,500	337,500	7,625,000	7,625,000	5,000,000	5,000,000	2,500,000	2,500,000	2,500,000	2,500,000	2,528,448	2,528,448	1,922,707	1,922,707	2,670,925	2,670,925	500,000		5,053,125	5,053,125	300,000	1,378,125	1,378,125	2,756,250	2,756,250		2,756,250	2,756,250	1,975,822	1,975,822
Debt settlement | $				$ 394,000		$ 13,500		$ 305,000		$ 200,000		$ 100,000		$ 100,000		$ 100,000		$ 100,000		$ 184,000				$ 303,188			$ 82,688		$ 165,375			$ 220,500		$ 118,549
Fair value of common shares issued (amount) | $			$ 270,875		$ 11,813		$ 343,125		$ 250,000		$ 125,000		$ 137,500		$ 189,634		$ 182,657		$ 280,447				$ 682,172			$ 323,859		$ 385,875			$ 468,563		$ 316,133
Warrants [Member]
Common shares issued [Abstract]
Common shares issued (in shares)																																					657,000
In Lieu of Directors and Officer Fees [Member]
Common shares issued [Abstract]
Common shares issued (in shares)																																			13,000,000
Fair value of common shares issued (amount) | $																																			$ 1,430,000